SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 7 – SUBSEQUENT EVENTS

Management of the Company has performed a review of all events and transactions occurring after June 30, 2024 for items that would require adjustment to or disclosure in the accompanying condensed financial statements. Noting a $70,150 convertible promissory note that was entered into on July 22, 2024 and the Company issued 5,337,924 shares of common stock to GHS investments, LLC for aggregate considerations of $131,405.68.

NOTE 8 – SUBSEQUENT EVENTS None